Intangible Assets (Details 1) - USD ($)	Jun. 30, 2016	Sep. 30, 2015
Intangible Assets [Abstract]
2016		$ 854,200
2017	$ 855,516	854,200
2018	845,798	826,312
2019	712,595	678,200
2020	675,319	3,387,373
2021	675,319
2022 and thereafter	1,939,173
Net intangible assets/ Total	$ 5,703,720	$ 6,600,285